Cover Page	Jan. 08, 2024
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 08, 2024
Entity Registrant Name	Federal Realty Investment Trust
Entity Incorporation, State or Country Code	MD
Entity File Number	1-07533
Entity Tax Identification Number	87-3916363
Entity Address, Address Line One	909 Rose Avenue, Suite 200
Entity Address, City or Town	North Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20852-4041
City Area Code	301
Local Phone Number	998-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000034903
Amendment Flag	false
Federal Realty OP LP
Entity Information [Line Items]
Entity Registrant Name	Federal Realty OP LP
Entity Incorporation, State or Country Code	DE
Entity File Number	333-262016-01
Entity Tax Identification Number	52-0782497
Entity Emerging Growth Company	false
Entity Central Index Key	0001901876
Amendment Flag	false
Common Shares Of Beneficial Interest
Entity Information [Line Items]
Title of 12(b) Security	Common Shares of Beneficial Interest
Trading Symbol	FRT
Security Exchange Name	NYSE
Depository Shares
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing 1/1000 of a share
Trading Symbol	FRT-C
Security Exchange Name	NYSE